Loss Per Share of Common Stock (Details) - Schedule of basic and diluted net loss per share - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Numerator:
Net loss attributable to common shareholders	$ (26,648)	$ (6,617)
Denominator:
Weighted average common shares outstanding – basic and diluted	6,358,988	3,264,780
Net loss per share attributable to common shareholders – basic and diluted	$ (4.19)	$ (2.03)